Investment Objectives and Goals - Eaton Vance Domestic Equity Funds - Classes A,C,I,R and R6	Jun. 30, 2026
Eaton Vance Dividend Builder Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance Large-Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek total return.
Eaton Vance Small-Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek long-term capital appreciation.